Derivative Financial Instruments - Forward foreign exchange contracts (Details) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 GBP (£) contract $ / £	Dec. 31, 2017 USD ($) contract $ / £	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Forward foreign exchange contracts
Forward foreign exchange contracts
Total Exchange Amount | £	£ 3,600
Analysis of (Loss)/gain on swaps
Unrealized (loss)/gain on derivative financial instruments held for trading		$ 2,041	$ 82	$ 0
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in January to December 2018
Forward foreign exchange contracts
Number of contracts | contract	12	12
Fixed Exchange Rate | $ / £	1.3042	1.3042
Total Exchange Amount | £	£ 3,600
Interest rate swaps
Analysis of (Loss)/gain on swaps
Unrealized (loss)/gain on derivative financial instruments held for trading		$ 10,570	18,530	(149)
Realized loss on derivative financial instruments held for trading		(4,112)	(8,435)	(8,904)
Recycled loss of cash flow hedges reclassified to profit or loss		(4,368)	(23,514)	(1,290)
Ineffective portion of cash flow hedges		(65)		11
Total		$ 2,025	$ (13,419)	$ (10,332)